Regulatory Capital Requirements (Tables)	12 Months Ended
Mar. 31, 2022
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Risk-adjusted Capital Amounts and Ratios	The risk-adjusted capital amounts and ratios, and leverage ratios, of MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking presented in the following table are based on amounts calculated in accordance with Japanese GAAP as required by the FSA.

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2021:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,669,510	16.31%	¥13,730,324	12.00%
BK	14,630,443	15.04	7,779,147	8.00
TB	2,099,662	22.47	747,524	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,982,746	13.96	11,441,937	10.00
BK	12,411,352	12.76	5,834,360	6.00
TB	1,870,988	20.02	560,643	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	14,113,722	12.33	9,725,646	8.50
BK	10,865,302	11.17	4,375,770	4.50
TB	1,681,140	17.99	420,482	4.50
Leverage ratio:
MUFG	15,982,746	5.45	8,781,753	3.00
BK	12,411,352	5.22	7,123,396	3.00
TB	1,870,988	7.53	744,744	3.00

At March 31, 2022:
Total capital (to risk-weighted assets):
MUFG(1)	¥17,858,656	14.29%	¥15,002,201	12.01%
BK	14,076,877	12.94	8,700,226	8.00
TB	1,969,282	20.78	758,073	8.00
Tier 1 capital (to risk-weighted assets):
MUFG(1)	15,476,287	12.38	12,503,916	10.01
BK	12,092,189	11.11	6,525,170	6.00
TB	1,803,306	19.03	568,555	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
MUFG(1)	13,823,912	11.06	10,630,203	8.51
BK	10,728,587	9.86	4,893,877	4.50
TB	1,640,458	17.31	426,416	4.50
Leverage ratio:
MUFG	15,476,287	5.14	9,023,770	3.00
BK	12,092,189	4.96	7,312,672	3.00
TB	1,803,306	6.77	798,855	3.00

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Stand-alone:
At March 31, 2021:
Total capital (to risk-weighted assets):
BK	¥12,359,493	14.60%	¥6,770,631	8.00%
TB	2,294,694	21.91	837,567	8.00
Tier 1 capital (to risk-weighted assets):
BK	10,512,405	12.42	5,077,974	6.00
TB	2,066,480	19.73	628,176	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	9,025,272	10.66	3,808,480	4.50
TB	1,876,980	17.92	471,132	4.50
Leverage ratio:
BK	10,512,405	5.14	6,127,521	3.00
TB	2,066,480	8.95	691,914	3.00
At March 31, 2022:
Total capital (to risk-weighted assets):
BK	¥11,167,553	11.91%	¥7,498,348	8.00%
TB	2,122,840	19.97	850,030	8.00
Tier 1 capital (to risk-weighted assets):
BK	9,565,792	10.20	5,623,761	6.00
TB	1,957,340	18.42	637,523	6.00
Common Equity Tier 1 capital (to risk-weighted assets):
BK	8,261,659	8.81	4,217,821	4.50
TB	1,794,840	16.89	478,142	4.50
Leverage ratio:
BK	9,565,792	4.59	6,249,606	3.00
TB	1,957,340	7.81	751,302	3.00

Note:
(1)Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2021 and 2022, and the countercyclical buffer of 0.00% and 0.01% as of March 31, 2021 and 2022, respectively.
The figures on the table below are calculated according to U.S. Basel III as of December 31, 2020 and 2021. MUFG Americas Holdings’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2020:
Total capital (to risk-weighted assets)	$16,871	16.29%	$12,843	12.40%
Tier 1 capital (to risk-weighted assets)	15,823	15.28	10,772	10.40%
Tier 1 capital (to quarterly average assets)(2)	15,823	9.56	6,623	4.00%
Common Equity Tier 1 capital (to risk-weighted assets)	15,823	15.28	9,218	8.90%
At December 31, 2021:
Total capital (to risk-weighted assets)	$17,177	16.32%	$11,890	11.30%
Tier 1 capital (to risk-weighted assets)	16,843	16.01	9,786	9.30%
Tier 1 capital (to quarterly average assets)(2)	16,843	10.44	6,453	4.00%
Common Equity Tier 1 capital (to risk-weighted assets)	16,843	16.01	8,208	7.80%

Notes:
(1)The minimum capital requirement includes a capital conservation buffer of 4.4% at December 31, 2020 and 3.3% at December 31, 2021.
(2)Excludes certain deductions.

The figures on the table below are calculated according to U.S. Basel III as of December 31, 2020 and 2021. MUFG Union Bank’s actual capital amounts and ratios are presented as follows:

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2020:
Total capital (to risk-weighted assets)	$15,629	16.68%	$9,836	10.50%	$9,368	10.00%
Tier 1 capital (to risk-weighted assets)	14,634	15.62	7,963	8.50	7,494	8.00
Tier 1 capital (to quarterly average assets)(2)	14,634	11.12	5,262	4.00	6,577	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,634	15.62	6,557	7.00	6,089	6.50
At December 31, 2021:
Total capital (to risk-weighted assets)	$16,265	17.36%	$9,840	10.50%	$9,371	10.00%
Tier 1 capital (to risk-weighted assets)	15,629	16.68	7,966	8.50	7,497	8.00
Tier 1 capital (to quarterly average assets)(2)	15,629	12.14	5,149	4.00	6,436	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	15,629	16.68	6,560	7.00	6,091	6.50

Notes:
(1)Beginning January 1, 2019, the minimum capital requirement includes a capital conservation buffer of 2.5%.
(2)Excludes certain deductions.